Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Assets
Cash	$ 87,726	$ 88,581	$ 84,214
Securities (note 4)	182,944	141,564	133,682
Loans, net of allowance for credit losses (note 5)	3,661,672	2,992,678	2,814,121
Other assets (note 6)	48,503	43,175	43,326
Total assets	3,980,845	3,265,998	3,075,343
Liabilities and Shareholders' Equity
Deposits	3,328,017	2,657,540	2,475,063
Subordinated notes payable (note 7)	101,585	104,951	98,706
Other liabilities (note 8)	186,200	152,832	154,926
Total liabilities	3,615,802	2,915,323	2,728,695
Shareholders' equity:
Share capital (note 9)	228,191	239,629	241,321
Contributed surplus	2,339	1,612	1,189
Retained earnings	134,461	109,335	104,071
Accumulated other comprehensive income	52	99	67
Total equity	365,043	350,675	346,648
Total equity and liabilities	$ 3,980,845	$ 3,265,998	$ 3,075,343